Loans and Financial Liabilities - Schedule of Financial Liabilities Assumed through Business Combinations (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities Assumed through Business Combinations [Abstract]
Contingent consideration	[1]	$ 23,566	$ 21,855
Assumed liabilities	[2]	40,079	46,375
Less current maturities		(10,181)	(14,996)
Total Long term contingent consideration and assumed liabilities		$ 53,462	$ 53,234

[1]	Contingent consideration is measured at fair value. The change in the balance of the contingent consideration reflect the payments made on account of such and the change in the fair value of the liability. Refer also to note 15. Pursuant to the Saol APA, the Company agreed to pay up to $50,000 thousand of contingent consideration subject the achievement of sales thresholds for the period commencing on the acquisition date and ending on December 31, 2034. Through December 31, 2024, the first two sales thresholds were met, and the Company paid two $3,000 thousands on account of these thresholds These payments were accounted for as a reduction of the liability. The Company may be entitled for up to $3,000 thousand credit deductible from the contingent consideration payments due for the years 2023 through 2027, subject to certain conditions as defined in the Saol APA. During 2023 and 2024, the entitlement of the credit was not met. The fair value of the contingent consideration was $23,566 thousand and $21,855 thousand as of December 31, 2024, and December 31, 2023, respectively. The Company accounted for $4,711 thousand, $1,321 thousand, and $1,539 thousand, for the years ended December 31, 2024, 2023 and 2022, respectively as financing expenses in the statement of profit and loss to reflects the changes in the fair value of the liability.
[2]	Assumed liabilities are measured at amortized cost. The changes in the balance of the assumed liabilities reflects the payments made on account of such and the changes in time value and changes in expected payments.